Property and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property And Equipment
Schedule of property and equipment

	Aircraft and engines	Radar and mapping equipment	Furniture and fixtures	Leasehold improvements	Under construction	Total

Balance at December 31, 2023	$379	$285	$2	$11	$302	$979

Additions	237	616	32	66	1,377	2,328
Depreciation	(82)	(288)	(6)	(20)	-	(396)
Transfer	829	672	-	-	(1,501)	-

Balance at December 31, 2024	$1,363	$1,285	$28	$57	$178	$2,911

Additions	-	558	-	11	498	1,067
Depreciation	(162)	(500)	(11)	(42)	-	(715)
Transfer	48	42	-	4	(302)	(208)

Balance at December 31, 2025	$1,249	$1,385	$17	$30	$374	$3,055

	Aircraft and engines	Radar and mapping equipment	Furniture and fixtures	Leasehold improvements	Under construction	Total

Cost	$11,684	$26,166	$377	$1,147	$178	$39,552

Accumulated depreciation	(10,321)	(24,881)	(349)	(1,090)	-	(36,641)

Balance at December 31, 2024	$1,363	$1,285	$28	$57	$178	$2,911

Cost	$11,732	$26,766	$377	$1,162	$374	$40,411

Accumulated depreciation	(10,483)	(25,381)	(360)	(1,132)	-	(37,356)

Balance at December 31, 2025	$1,249	$1,385	$17	$30	$374	$3,055